ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Assets Classified as Held for Sale	At 30 June 2025 and 31 December 2024, assets held for sale comprised:

	30 June 2025	31 December 2024
	£m	£m
Assets
Property, plant and equipment	20	12
Net assets held for sale	20	12